Fair Value Measurements (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Level 1 [Member]
Financial Assets:
Loans, net
Financial Liabilities:
Deposits
FHLB borrowings
Other borrowings
Level 2 [Member]
Financial Assets:
Loans, net	1,397,607	1,447,974
Financial Liabilities:
Deposits	1,650,145	1,769,449
FHLB borrowings	195,108	196,038
Other borrowings	41,472	40,617
Level 3 [Member]
Financial Assets:
Loans, net	14,224	16,147
Carrying Value [Member]
Financial Assets:
Loans, net	1,383,893	1,429,786
Financial Liabilities:
Deposits	1,617,774	1,798,034
FHLB borrowings	195,060	195,941
Other borrowings	41,002	40,617
Estimated Fair Value [Member]
Financial Assets:
Loans, net	1,411,831	1,464,121
Financial Liabilities:
Deposits	1,650,145	1,769,449
FHLB borrowings	195,108	196,038
Other borrowings	$ 41,472	$ 40,617